Commitments, Contingencies and Other Comments	12 Months Ended
Dec. 31, 2013
Commitments, Contingencies and Other Comments [Abstract]
COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS
NOTE 10 - COMMITMENTS, CONTINGENCIES AND OTHER COMMENTS

Distribution Agreement
On May 16, 2012, the Company entered into a distribution agreement (the "Agreement") with MHP, a company engaged in the development, marketing and distribution of nutritional and other therapies for the consumer.  Pursuant to the Agreement, MHP will, on an exclusive basis, provide marketing, sales and distribution of MYO-T12, to be sold under the brand name MYO-X, in retail and other outlets.  MHP agreed to pay the Company $195,301 upon the execution of the Agreement, with such amount credited against inventory purchases.  The Agreement provided for one year of exclusivity for MHP, which was extended through December 31, 2013.  The parties are currently negotiating a new agreement.  The Agreement further provides for a co-operative advertising arrangement with MHP, whereby the Company is required to pay MHP a fee for each unit of MYO-X sold.

Bank Line of Credit
In October 2013, the Company was granted a $500,000 line of credit by City National Bank, that bears a per annum interest rate through April 15, 2014 equal to the prime rate, after which the rate changes to the prime rate plus 1.25 percent.  As of the date of this report, the Company has not drawn on the line of credit.

Operating Lease
The Company leases its corporate offices under an operating lease expiring in July 2017.  The Company has two options to renew such lease for a term of three years each with annual rent increases of 3%.

The future minimum lease payments under the non-cancellable operating lease in excess of one year at December 31, 2013 is as follows:

Years Ended December 31,	Amount
2014	$59,434
2015	65,095
2016	67,163
2017	39,623
Total	$231,315

Rent expense for the years ended December 31, 2013 and 2012 was $70,354 (includes common area maintenance charges and taxes) and $41,630, respectively.

Supply Agreement
On June 24, 2013, the Company entered into a supply agreement with Deutsches Institut fur Lebensmitteltechnik e.V. - the German Institute for Food Technologies (“DIL”).  The agreement obligates the Company to minimum annual quantity purchases, and provides that DIL will manufacture and supply the Company with the proprietary product contained in MYO-X and that DIL shall only manufacture the product for commercial purposes with the Company’s consent.  The term of the agreement is two years, and will continue until terminated by either party upon three months written notice.

Employment Agreements

Peter A. Levy:
On February 8, 2013, we entered into an amended and restated employment agreement with Peter Levy to continue to serve as our Chief Operating Officer and Executive Vice President. The agreement replaced Mr. Levy’s existing employment agreement dated February 10, 2012.  Pursuant to the terms of the agreement, Mr. Levy will continue to work for us and receive an annual base salary of $200,000.    Mr. Levy may receive an annual cash bonus in an amount up to 100% of his base salary, as may be determined by the Board in its sole discretion. The 10,000 shares of common stock previously granted to Mr. Levy will vest in four equal semi-annual installments commencing on August 10, 2012. The term of the agreement is three years, and the agreement will automatically renew for successive one-year periods, unless a notice of non-renewal is provided by either party at least sixty days prior to the expiration date of the term.

In the event Mr. Levy’s employment is terminated for cause (as defined in the agreement) or as a result of death or disability, or if Mr. Levy terminates his employment without good reason (as defined in the agreement), Mr. Levy will be entitled to receive any accrued and unpaid base salary and employee benefits up to the date of termination as well as retain any shares that have previously vested.

In the event Mr. Levy’s employment is terminated for any reason other than cause, death or disability, or if Mr. Levy terminates his employment for good reason, he will be entitled to receive any accrued and unpaid base salary and employee benefits up to the date of termination as well as any vested shares. In addition, he will be entitled to receive his base salary for twelve months following the date of termination, a cash amount equal to the greater of (i) $50,000 or (ii) the average of all annual cash bonuses received under the agreement, and payment of all COBRA premiums for twelve months following the date of termination.

In the event Mr. Levy’s employment is terminated in connection with, or as a result of, a change of control (as defined in the agreement), or if Mr. Levy terminates his employment for good reason following a change in control, he will be entitled to receive any accrued and unpaid base salary and employee benefits up to the date of termination. In addition, he will be entitled to receive his base salary for twelve months following the date of termination, a cash amount equal to the greater of (i) $50,000 or (ii) the average of all annual cash bonuses received under the agreement, and payment of all COBRA premiums for twelve months following the date of termination. Furthermore, all of his unvested shares will vest as of the date of the consummation of the change in control.

The agreement contains customary non-competition and non-solicitation provisions that extend to two years after termination of Mr. Levy’s employment.  Mr. Levy also agreed to customary terms regarding confidentiality and ownership of product ideas.

On April 21, 2013, Mr. Levy was appointed to the additional position of President of the Company.

J.B. Bernstein:
On February 25, 2011, the Company entered into an employment agreement with J.B. Bernstein, pursuant to which Mr. Bernstein served as Chief Executive Officer of the Company.  The employment agreement was amended effective as of March 1, 2011.  On April 30, 2012, J.B. Bernstein resigned from his positions as President and Chief Executive Officer and as a member of the Company’s board of directors.  In connection with his resignation, Mr. Bernstein entered into a consulting agreement with the Company (the “Consulting Agreement”), pursuant to which Mr. Bernstein was entitled to a consulting fee of $5,000 per month during the six-month term of the Consulting Agreement, which expired on October 31, 2012.  The Consulting Agreement also included confidentiality and non-competition obligations and provisions for intellectual property assignments by Mr. Bernstein.

Carlon Colker MD, FACN:
On February 25, 2011, concurrent with the closing of the Acquisition, the Company entered into an employment agreement with Carlon Colker, MD, FACN, pursuant to which Dr. Colker agreed to serve as Chief Medical Officer and Executive Vice President of the Company.  On June 14, 2012, Dr. Carlon Colker resigned from his positions as Chief Medical Officer and Executive Vice President.  Simultaneously with his resignation, Dr. Colker agreed to serve on the Company’s Scientific Advisory Board.  In connection with his appointment to the Scientific Advisory Board, Dr. Colker entered into an advisory board agreement with the Company, pursuant to which the Company issued him 6,000 shares of common stock.  The Agreement also includes standard confidentiality and non-competition obligations and provisions for intellectual property assignments by Dr. Colker.

Glen R. Fleischer:
On January 2, 2013, we entered into an employment agreement with Glen R. Fleischer pursuant to which Mr. Fleischer agreed to serve as our Chief Executive Officer and as a member of our board of directors.

Pursuant to the terms of the agreement, Mr. Fleischer would work for us on a full-time basis and receive an annual base salary of $320,000.  Mr. Fleischer was also entitled to an annual cash bonus in an amount up to 100% of his base salary, as determined by our board of directors in its sole discretion.  In addition, Mr. Fleischer was granted 100,000 shares of our common stock, which shares were to vest in four equal semi-annual installments commencing on July 2, 2013.  The term of the agreement was three years, and the agreement was to automatically renew for successive one-year periods, unless a notice of non-renewal was provided by either party at least sixty days prior to the expiration date of the term.  On April 25, 2013, Mr. Fleischer resigned as our Chief Executive Officer and as a member of our board of directors.

Sponsorship Agreement

On June 27, 2011, the Company entered into a one year agreement with a celebrity spokesperson pursuant to which the spokesperson agreed to perform certain services for the Company and granted the Company the worldwide right to use the spokesperson’s name and approved image in various media.  The agreement provided for cash compensation of $150,000 in three equal installments of $50,000, all of which was paid in 2011.  Royalties at the rate of $0.50 per unit sold are payable to the spokesperson for the term of the agreement and an additional 12 months thereafter.  The agreement expired in June 2012.

The agreement also granted warrants to purchase 3,000 shares of common stock, 2,000 of which were granted upon signing of the agreement and 1,000 of which were granted in December 2011.  The warrants have a term of two years with an exercise price of $50.00 per share.  The warrants further provide that in the event (a) the trading price of the common stock of the Company on its principal trading market does not exceed $100.00 within two years of grant and (b) the warrants are not exercised prior to such time, then the spokesperson shall have the right to sell any unexercised portion of the warrants to the Company in exchange for $50.00 for each share of common stock underlying the unexercised portion of the warrants.

On June 27, 2013, the 2,000 warrants expired and a $100,000 liability was recorded. On December 27, 2013 the 1,000 warrants expired and a $50,000 liability was recorded, for a total liability of $150,000.

Director Agreements

Dr. Louis Aronne:
On July 14, 2011, the Company entered into two separate agreements with Dr. Louis Aronne to be a member of the Board of Directors and the Scientific Advisory Board.  The director agreement provides for compensation in the form of 2,000 shares of restricted common stock vesting in five equal annual installments commencing on execution of the agreement and an option to purchase 5,000 shares of common stock at an exercise price of $32.00 for 10 years vesting over a period of 3 years, the first installment of which vested immediately.  Upon a Change of Control, the unvested shares and the option will vest immediately.  The advisory board agreement has a term of 5 years and provides for the issuance of 10,000 shares vesting in five equal annual installments commencing July 14, 2012 and an option to purchase 10,000 shares at $32.00 per share vesting in four equal annual installments, and the first installment vested immediately upon the execution of the agreement.  Upon a Change of Control, all unvested option shall immediately vest.

Dr. Robert Hariri:
On July 26, 2011, the Company entered into an agreement with Dr. Robert Hariri to be a member of the Board of Directors.  The director agreement provides for 2,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 5,000 shares of common stock at an exercise price of $34.50 for 10 years vesting over a period of 3 years, the first installment of which vested immediately.  Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Peter Diamandis:
On August 15, 2011, the Company entered into an agreement with Dr. Peter Diamandis to be a member of the Board of Directors.  The director agreement provides for 2,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 5,000 shares of common stock at an exercise price of $22.50 for 10 years vesting over a period of 3 years, the first installment of which vested immediately. Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Buzz Aldrin:
On May 24, 2012, the Company entered into an agreement with Dr. Buzz Aldrin to be a member of the Board of Directors.  The director agreement provides for 2,000 shares of restricted common stock vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 5,000 shares of common stock at an exercise price of $7.00 for 10 years vesting over a period of 3 years, the first installment of which vested immediately.  Upon a Change of Control, the unvested shares and the option shall immediately vest.

Dr. Sapna Srivastava:
On February 6, 2013, the Company entered into an agreement with Dr. Sapna Srivastava to serve as a member of the Board of Directors.  The director agreement provides for the issuance of 2,000 shares of restricted common stock, vesting in five equal annual installments (the first installment of which vested immediately) and an option to purchase 5,000 shares of common stock, issued under the Plan, at an exercise price of $10.00 vesting over a period of 3 years.  The options are subject to the terms and provision of the Plan.